Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Software development cost	$ 14,556,209	$ 13,056,478
Goodwill, impairment loss